PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 156,419	$ 136,623
Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	133,772	66,566
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 22,647	$ 70,057